LOANS AND BORROWINGS - Total loans and borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Loans and borrowings
Short-term borrowings	¥ 462,946	¥ 239,777
Current portion of long-term borrowings	327,538	388,701
Sub-total	790,484	628,478
Long-term borrowings, excluding current portion	3,459,765	1,509,676
Total loans and borrowings	¥ 4,250,249	¥ 2,138,154